Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions	€ (4,590)		€ (6,029)	€ (4,590)
Debt securities [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions	(17)		(31)	(17)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposals and redemptions		€ 880	8,526	13,389
Financial assets at fair value through other comprehensive income [member] | Debt securities [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions	(7)		(10)	(7)
Financial assets at fair value through other comprehensive income [member] | Loans and receivables, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions	€ (3)		(3)	(3)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposals and redemptions			€ 1	€ 1,091
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership Interest Held In Equity Based Investments	13.00%		13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital			5.00%
Decrease in revaluations of equity securities			€ 271
Kotak Mahindra Bank [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest divested		3.07%
Kotak Mahindra Bank [Member] | Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposals and redemptions	€ 880